FEDERAL HOME LOAN BANK ADVANCES (Schedule of Federal Home Loan Bank Short-Term Advances) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
FHLB revolving and short-term advances:
Ending balance	$ 23,626	$ 96,712
Average balance during the year	79,243	81,995
Maximum month-end balance during the year	122,054	105,438
Average interest rate during the year	0.25%	0.23%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Weighted Average Interest Rate	0.65%
Weighted-average rate at year-end	0.27%	0.23%
Remaining borrowing capacity	$ 15,600
Minimum [Member]
Federal Home Loan Bank, Advances [Line Items]
Spread over variable rate	0.05%
Maximum [Member]
Federal Home Loan Bank, Advances [Line Items]
Spread over variable rate	0.13%